Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets
Schedule of reconciliation of changes in intangible assets and goodwill

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At 1 January 2022	13,378	2,291	–	15,669
Transfer from property, plant and equipment	–	–	122	122
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	110	15,779
Acquisition	2,938	–	–	2,938
At 31 December 2023	16,316	2,291	110	18,717
Acquisition	2,707	–	–	2,707
Disposals	–	–	(22)	(22)
At 31 December 2024	19,023	2,291	88	21,402

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation and impairment
At 1 January 2022	13,378	2,291	–	15,669
Amortisation charge for the year	–	–	3	3
Transfer from property, plant and equipment	–	–	113	113
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	104	15,773
Amortisation charge for the year	–	–	3	3
Disposal	–	–	–	–
At 31 December 2023	13,378	2,291	107	15,776
Amortisation charge for the year	–	–	2	2
Disposal	–	–	(22)	(22)
At 31 December 2024	13,378	2,291	87	15,756
Net book value
At 31 December 2024	5,645	–	1	5,646
At 31 December 2023	2,938	–	3	2,941
At 31 December 2022	–	–	6	6

Schedule of condensed financial statements

	Carrying amount			Remaining amortisation period
	2024 £’000	2023 £’000	2022 £’000	2024 (years)	2023 (years)	2022 (years)
MTX228 tolimidone acquired IPRD*	2,938	2,938	–	n/a	n/a	n/a
MTX230 eRapa acquired IPRD*	2,707	–	–	n/a	n/a	n/a

*	asset is not yet in use and has not started amortising

Schedule of initial consideration settled

	$’000	£’000
15,126[1] ADSs issued at market value	274	219
Promissory note forgiven	250	197
Historical liabilities settled	366	294
Quarterly payment obligation	2,494	1,997
Recognised as intangible asset purchase	3,384	2,707